UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2024

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth ETF

Congress SMid Growth ETF

SEMI-ANNUAL REPORT

April 30, 2024

CONGRESS FUNDS

TABLE OF CONTENTS

Sector Allocations	1
Schedules of Investments
Large Cap Growth ETF	2
SMid Growth ETF	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Expense Examples	22
Additional Information	24
Privacy Notice	Inside Back Cover

CONGRESS FUNDS

SECTOR ALLOCATIONS at April 30, 2024 (Unaudited)

Large Cap Growth ETF

Sector	Percent of Net Assets
Information Technology	31.0%
Health Care	13.5%
Consumer Discretionary	11.8%
Industrials	9.7%
Financials	7.7%
Communication Services	7.2%
Materials	7.0%
Consumer Staples	4.9%
Energy	4.3%
Cash [1]	2.9%
Total	100.0%

SMid Growth ETF

Sector	Percent of Net Assets
Information Technology	22.2%
Health Care	21.5%
Industrials	21.5%
Consumer Discretionary	11.0%
Consumer Staples	7.7%
Materials	4.4%
Energy	4.4%
Financials	3.7%
Real Estate	1.6%
Cash [1]	2.0%
Total	100.0%

[1]	Includes Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH ETF

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.0%

Broadline Retail – 2.8%
Amazon.com, Inc.(a)	23,594	$4,128,950

Capital Markets – 3.3%
CME Group, Inc. –
Class A	11,044	2,315,264
Moody’s Corp.	7,028	2,602,679
		4,917,943

Chemicals – 2.0%
Sherwin-Williams Co.	10,040	3,008,084

Commercial Services & Supplies – 2.1%
Cintas Corp.	4,646	3,058,648

Communications Equipment – 2.3%
Arista
Networks, Inc.(a)	13,358	3,427,129

Construction Materials – 2.3%
Martin Marietta
Materials, Inc.	5,773	3,389,155

Consumer Staples
Distribution & Retail – 3.0%
Costco Wholesale Corp.	6,024	4,354,750

Electrical Equipment – 3.9%
Eaton Corp. PLC	18,072	5,751,595

Financial Services – 2.7%
Visa, Inc. – Class A	14,558	3,910,424

Ground Transportation – 1.6%
Old Dominion Freight
Line, Inc.	13,052	2,371,679

Health Care Equipment & Supplies – 7.8%
Boston
Scientific Corp.(a)	49,196	3,535,717
Dexcom, Inc.(a)	36,668	4,671,136
Intuitive
Surgical, Inc.(a)	9,036	3,348,922
		11,555,775

Hotels, Restaurants & Leisure – 2.2%
Darden
Restaurants, Inc.	21,586	3,311,508

Household Products – 1.9%
Procter & Gamble Co.	17,570	2,867,424

Insurance – 1.8%
Arthur J Gallagher
& Co.	11,045	2,592,151

Interactive Media & Services – 5.7%
Alphabet, Inc. –
Class A(a)	26,104	4,249,209
Meta Platforms, Inc. –
Class A	9,552	4,108,984
		8,358,193

IT Services – 0.1%
Accenture PLC –
Class A	285	85,759

Machinery – 2.1%
Parker-Hannifin Corp.	5,646	3,076,562

Media – 1.6%
Trade Desk, Inc. –
Class A(a)	28,112	2,329,079

Metals & Mining – 2.7%
Freeport-McMoRan
Copper & Gold, Inc.	78,312	3,910,901

Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	9,538	1,538,193
Pioneer Natural
Resources Co.	17,570	4,731,953
		6,270,146

Pharmaceuticals – 5.6%
Eli Lilly & Co.	7,028	5,489,571
Zoetis, Inc.	17,570	2,797,847
		8,287,418

Semiconductors &
Semiconductor Equipment – 8.1%
NVIDIA Corp.	9,068	7,834,934
NXP
Semiconductors NV	16,064	4,115,436
		11,950,370

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH ETF

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Software – 17.4%
Adobe, Inc.(a)	6,526	$3,020,429
Intuit, Inc.	6,526	4,082,796
Microsoft Corp.	12,550	4,886,091
Roper
Technologies, Inc.	5,522	2,824,282
Salesforce, Inc.	10,190	2,740,499
ServiceNow, Inc.(a)	5,522	3,828,568
Synopsys, Inc.(a)	8,032	4,261,699
		25,644,364

Specialty Retail – 6.7%
O’Reilly
Automotive, Inc.(a)	3,012	3,051,939
The Home Depot, Inc.	10,040	3,355,569
TJX Cos., Inc.	37,400	3,518,966
		9,926,474

Technology Hardware,
Storage & Peripherals – 3.1%
Apple, Inc.	27,108	4,617,305
TOTAL COMMON STOCKS
(Cost $134,906,991)		143,101,786

SHORT-TERM INVESTMENTS – 1.1%

Money Market Funds – 1.1%
First American
Treasury Obligations
Fund – Class X,
5.21%(b)	1,586,018	1,586,018
TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,586,018)		1,586,018
TOTAL
INVESTMENTS – 98.1%
(Cost $136,493,009)		144,687,804
Other Assets in Excess
of Liabilities – 1.9%		2,839,666
TOTAL NET
ASSETS – 100.0%		$147,527,470

Percentages are stated as a percent of net assets.

NV – Naamloze Vennootschap
PLC – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

SMID GROWTH ETF

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.4%

Aerospace & Defense – 2.7%
Curtiss-Wright Corp.	12,021	$3,046,362

Biotechnology – 1.9%
Halozyme
Therapeutics, Inc.(a)	57,787	2,201,685

Building Products – 2.6%
AZEK Co., Inc.(a)	65,826	3,004,299

Capital Markets – 2.2%
Morningstar, Inc.	8,777	2,480,819

Communications Equipment – 1.1%
Calix, Inc.(a)	45,130	1,251,455

Construction & Engineering – 7.5%
Comfort Systems
USA, Inc.	20,099	6,218,831
Valmont
Industries, Inc.	11,592	2,374,042
		8,592,873

Construction Materials – 2.3%
Summit Materials, Inc. –
Class A(a)	68,724	2,673,364

Consumer Staples
Distribution & Retail – 2.6%
BJ’s Wholesale Club
Holdings, Inc.(a)	39,330	2,937,164

Containers & Packaging – 2.1%
Avery Dennison Corp.	11,178	2,428,756

Distributors – 2.1%
Pool Corp.	6,624	2,401,399

Electrical Equipment – 2.3%
nVent Electric PLC	36,915	2,660,464

Electronic Equipment,
Instruments & Components – 4.7%
CDW Corp./DE	13,662	3,304,291
Teledyne
Technologies, Inc.(a)	5,631	2,148,114
		5,452,405

Energy Equipment & Services – 2.1%
Cactus, Inc. – Class A	48,852	2,425,013

Food Products – 1.8%
Simply Good
Foods Co.(a)	56,731	2,067,845

Ground Transportation – 1.5%
Werner
Enterprises, Inc.	50,922	1,741,532

Health Care Equipment & Supplies – 9.5%
Cooper Cos., Inc.	27,328	2,433,832
Insulet Corp.(a)	12,006	2,064,312
Penumbra, Inc.(a)	6,392	1,255,836
STERIS PLC	10,764	2,201,884
UFP
Technologies, Inc.(a)	14,076	2,898,811
		10,854,675

Health Care Providers & Services – 1.8%
Option Care
Health, Inc.(a)	68,360	2,043,280

Hotels, Restaurants & Leisure – 1.5%
Choice Hotels
International, Inc.	14,928	1,765,385

Insurance – 1.5%
Kinsale Capital
Group, Inc.	4,770	1,732,703

Life Sciences Tools & Services – 5.8%
Medpace
Holdings, Inc.(a)	11,844	4,599,617
Repligen Corp.(a)	12,859	2,111,448
		6,711,065

Oil, Gas & Consumable Fuels – 2.3%
Range
Resources Corp.	72,911	2,618,234

Personal Care Products – 3.4%
e.l.f. Beauty, Inc.(a)	23,817	3,870,977

Pharmaceuticals – 2.5%
Prestige Consumer
Healthcare, Inc.(a)	39,744	2,852,029

The accompanying notes are an integral part of these financial statements.

SMID GROWTH ETF

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Professional Services – 4.9%
KBR, Inc.	43,884	$2,849,827
Paycom Software, Inc.	7,452	1,400,827
WNS Holdings Ltd.(a)	31,878	1,336,007
		5,586,661

Semiconductors &
Semiconductor Equipment – 5.2%
Entegris, Inc.	27,738	3,686,935
Lattice Semiconductor
Corp.(a)	32,813	2,250,972
		5,937,907

Software – 11.1%
CyberArk
Software Ltd.(a)	15,732	3,763,881
DoubleVerify
Holdings, Inc.(a)	60,102	1,760,989
PTC, Inc.(a)	19,458	3,452,627
SPS Commerce, Inc.(a)	21,942	3,815,056
		12,792,553

Specialty Retail – 7.4%
Tractor Supply Co.	13,248	3,617,764
Williams-Sonoma, Inc.	17,019	4,880,708
		8,498,472
TOTAL COMMON STOCKS
(Cost $104,481,755)		110,629,376

REAL ESTATE INVESTMENT
TRUSTS – 1.6%
Terreno Realty Corp.	33,120	1,800,072

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $1,976,379)		1,800,072

SHORT-TERM INVESTMENTS – 2.0%

Money Market Funds – 2.0%
First American
Treasury Obligations
Fund – Class X,
5.21%(b)	2,317,024	2,317,024

TOTAL SHORT-TERM
INVESTMENTS
(Cost $2,317,024)		2,317,024

TOTAL
INVESTMENTS – 100.0%
(Cost $108,775,158)		114,746,472
Liabilities in Excess
of Other Assets – 0.0%(c)		(17,882)
TOTAL NET
ASSETS – 100.0%		$114,728,590

Percentages are stated as a percent of net assets.

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited)

	Large Cap	SMid
	Growth ETF	Growth ETF
ASSETS
Investments in unaffiliated securities, at value
(Cost $13,087,437 and $108,775,158, respectively)	$144,687,804	$114,746,472
Receivables:
Investment securities sold	2,786,761	—
Fund shares sold	4,462,870	—
Dividends and interest	84,828	44,533
Prepaid expenses	104	104
Total assets	152,022,367	114,791,109

LIABILITIES
Payables:
Investment payable	2,932,534	—
Due to custodian	1,487,910	—
Investment advisory fees, net	74,453	62,519
Other accrued expenses	—	—
Total liabilities	4,494,897	62,519
NET ASSETS	$147,527,470	$114,728,590

COMPONENTS OF NET ASSETS
Paid-in capital	$140,069,587	$108,561,225
Total distributable (accumulated) earnings (losses)	7,457,883	6,167,365
Total net assets	$147,527,470	$114,728,590
Net Asset Value (unlimited shares authorized):
Net assets	$147,527,470	$114,728,590
Shares of beneficial interest issued and outstanding	5,020,000	4,140,000
Net asset value, offering price, and redemption price per share	$29.39	$27.71

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2024 (Unaudited)

	Large Cap	SMid
	Growth ETF [1]	Growth ETF [1]
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of
$2,795 and $—, respectively)	$400,903	$172,513
Interest	21,700	37,873
Total investment income	422,603	210,386

EXPENSES
Investment advisory fees	270,765	233,646
Total expenses	270,765	233,646
Net investment income (loss)	151,838	(23,260)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Unaffiliated investments	(810,848)	230,565
Net realized gain (loss) on investments	(810,848)	230,565
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	8,240,304	6,227,888
Change in net unrealized appreciation/depreciation	8,240,304	6,227,888
Net realized and unrealized gain (loss) on investments	7,429,456	6,458,453
Net increase (decrease) in net assets resulting from operations	$7,581,294	$6,435,193

[1]	Fund commenced operations on August 22, 2023.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Period Ended
	(Unaudited)	October 31, 2023 [1]
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$151,838	$798
Net realized gain (loss) on investments	(810,848)	(5,838)
Change in net unrealized appreciation/depreciation
on investments	8,240,304	(45,509)
Net increase (decrease) in net assets
resulting from operations	7,581,294	(50,549)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(72,862)	—
Total distributions to shareholders	(72,862)	—

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares	126,917,458	13,152,129
Total increase (decrease) in net assets
from capital share transactions	126,917,458	13,152,129
Total increase (decrease) in net assets	134,425,890	13,101,580

NET ASSETS
Beginning of period	13,101,580	—
End of period	$147,527,470	$13,101,580

[2]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2024		Period Ended
	(Unaudited)		October 31, 2023 [1]
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	4,490,000	$127,214,156	540,000	$13,152,129
Shares redeemed	(10,000)	(296,698)	—	—
Net increase (decrease)	4,480,000	$126,917,458	540,000	$13,152,129

[1]
Congress Large Cap Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.The accompanying notes are an integral part of these financial statements.

SMID GROWTH ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Period Ended
	(Unaudited)	October 31, 2023 [1]
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(23,260)	$230
Net realized gain (loss) on investments	230,565	(2,806)
Change in net unrealized appreciation/depreciation
on investments	6,227,888	(256,574)
Net increase (decrease) in net assets
resulting from operations	6,435,193	(259,150)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(8,678)	—
Total distributions to shareholders	(8,678)	—

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares	96,962,663	11,598,562
Total increase (decrease) in net assets
from capital share transactions	96,962,663	11,598,562
Total increase in net assets	103,389,178	11,339,412

NET ASSETS
Beginning of period	11,339,412	—
End of period	$114,728,590	$11,339,412

[2]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2024		Period Ended
	(Unaudited)		October 31, 2023 [1]
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	3,640,000	$96,962,663	500,000	$11,598,562
Shares redeemed	—	—	—	—
Net increase (decrease)	3,640,000	$96,962,663	500,000	$11,598,562

[1]	Congress SMid Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months
	Ended	Period
	April 30,	Ended
	2024	October 31,
	(Unaudited)	2023 [1]

Net asset value, beginning of period	$24.26	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.05	0.01
Net realized and unrealized gain (loss) on investments	5.12	(0.75)
Total from investment operations	5.17	(0.74)

LESS DISTRIBUTIONS:
From net investment income	(0.04)	—
From net realized gain	—	—
Total distributions	(0.04)	—
Net asset value, end of period	$29.39	$24.26
Total return	21.31%[4]	(2.95)%[4]

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$147.5	$13.1
Portfolio turnover rate	12%[4,5]	7%[4,5]

RATIOS:
Expenses to average net assets	0.65%[3]	0.65%[3]
Net investment income (loss) to average net assets	0.36%[3]	0.20%[3]

[1]	Congress Large Cap Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.
[2]	Calculated based on the average number of shares outstanding.
[3]	Annualized.
[4]	Not annualized.
[5]	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

SMID GROWTH ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months
	Ended	Period
	April 30,	Ended
	2024	October 31,
	(Unaudited)	2023 [1]

Net asset value, beginning of period	$22.68	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.01)	0.00 [6]
Net realized and unrealized gain (loss) on investments	5.05	(2.32)
Total from investment operations	5.04	(2.32)

LESS DISTRIBUTIONS:
From net investment income	(0.01)	—
From net realized gain	—	—
Total distributions	(0.01)	—
Net asset value, end of period	$27.71	$22.68
Total return	22.22%[4]	(9.28)%[4]

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$114.7	$11.3
Portfolio turnover rate	9%[4,5]	1%[4,5]

RATIOS:
Expenses to average net assets	0.68%[3,6]	0.68%[3]
Net investment income (loss) to average net assets	(0.07)%[3]	0.06%[3]

[1]	Congress SMid Growth ETF commenced operations on August 21, 2023. Information presented is for the period from August 21, 2023 to October 31, 2023.
[2]	Calculated based on the average number of shares outstanding.
[3]	Annualized.
[4]	Not annualized.
[5]	Excludes impact of in-kind transactions.
[6]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Large Cap Growth ETF and SMid Growth ETF (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth ETF and SMid Growth ETF commenced operations on August 21, 2023.

Large Cap Growth ETF’s investment objective is to seek long-term capital growth. SMid Growth ETF’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Effective September 8, 2022, the Board approved Congress Asset Management Company, LLP (the “Advisor”), as the Funds’ valuation designee under Rule 2a-5.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2024. See the Schedules of Investments for industry breakouts.

Large Cap Growth ETF
	Level 1	Level 2	Level 3	Total
Common Stocks	$143,101,786	$—	$—	$143,101,786
Short-Term
Investments	1,586,018	—	—	1,586,018
Total Investments
in Securities	$144,687,804	$—	$—	$144,687,804

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

SMid Growth ETF
	Level 1	Level 2	Level 3	Total
Common Stocks	$110,629,376	$—	$—	$110,629,376
Real Estate
Investment Trusts	1,800,072	—	—	1,800,072
Short-Term
Investments	2,317,024	—	—	2,317,024
Total Investments
in Securities	$114,746,472	$—	$—	$114,746,472

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

As of the most recent fiscal year ended October 31, 2023, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss	Post-October	Late-Year
	Carry-Forward	Carry-Forward	Losses	Losses
Large Cap
Growth ETF	$5,816	$—	$—	$—
SMid Growth ETF	$2,806	$—	$—	$—

As of April 30, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2024, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on their financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that are designed to require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments became effective January 24, 2023 and have a compliance date of July 24, 2024.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth ETF	0.65%
SMid Growth ETF	0.68%

The advisory fees incurred during the period ended April 30, 2024, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the period ended April 30, 2024, are paid by the Advisor.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities and in-kind transactions, for the period ended April 30, 2024, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth ETF	$7,378,059	$10,136,913
SMid Growth ETF	6,836,226	6,280,643

There were no purchases or sales of long-term U.S. Government securities for the period ended April 30, 2024.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended April 30, 2024, as applicable, were as follows:

Large Cap Growth ETF:
	2024	2023
Distributions paid from:
Ordinary income	$72,862	$—
Long-term capital gain [1]	—	—
	$72,862	$—
SMid Growth ETF:
	2024	2023
Distributions paid from:
Ordinary income	$8,678	$—
Long-term capital gain [1]	—	—
	$8,678	$—

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal period ended October 31, 2023, were as follows 2:

	Large Cap	SMid
	Growth ETF	Growth ETF
Cost of investments	$13,087,459	$11,575,708
Gross tax unrealized appreciation	161,987	143,311
Gross tax unrealized depreciation	(207,518)	(399,885)
Net unrealized appreciation (depreciation)	(45,531)	(256,574)
Undistributed ordinary income	798	230
Undistributed long-term capital gain	—	—
Total distributable earnings	798	230
Other accumulated gains (losses)	(5,816)	(2,806)
Total distributable (accumulated)
earnings (losses)	$(50,549)	$(259,150)

[2]	The differences between book and tax basis were primarily due to wash sale adjustments.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. The Funds issue and redeem Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Units is made up of at least 10,000 Shares, though these amounts may change from time to time. The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/2023-4/30/2024).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2024 (Unaudited) (Continued)

Large Cap Growth ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2023	4/30/2024	11/1/2023-4/30/2024 [1]
Retail Class Actual	$1,000.00	$1,213.10	$3.58
Hypothetical (5% annual
return before expenses)	1,000.00	1,021.90	3.27

[1]
For the Fund’s shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.65% (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

SMid Growth ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2023	4/30/2024	11/1/2023-4/30/2024 [2]
Retail Class Actual	$1,000.00	$1,222.20	$3.76
Hypothetical (5% annual
return before expenses)	1,000.00	1,021.76	3.42

[2]
For the Fund’s shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.68% (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended October 31 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.congressasset.com. The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that were made to the distribution of the annual and semi-annual reports effective January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

 (This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY, LLP
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
3 Canal Plaza, Suite 100
Portland, Maine  04101

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1251 Avenue of the Americas, 19th Floor
New York, New York  10020

Congress Large Cap Growth ETF
Retail Class
Symbol – CAML
CUSIP – 74316P637

Congress SMid Growth ETF
Retail Class
Symbol – CSMD
CUSIP – 74316P645

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 8, 2024

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    July 8, 2024

* Print the name and title of each signing officer under his or her signature.